Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Net Loss Per Share
Schedule of Basic and Biluted Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share (in thousands, except share and per share amounts):

	Year Ended December 31,
	2025	2024
Numerator:
Loss from continuing operations	$(177,385)	$(32,423)
Income from discontinued operations	17,542	—
Less: Net (loss) income attributable to noncontrolling interests	(15,249)	89
Less: Deemed dividend on inducement warrant for common stock	—	(2,780)
Net loss attributable to ASP Isotopes shareholders	$(175,092)	$(35,114)
Denominator:
Weighted average common stock outstanding, basic and diluted	83,013,594	55,671,805
Net (loss) income per share, basic and diluted:
Continuing operations	$(2.14)	$(0.58)
Discontinued operations	$0.21	$—
Attributable to ASP Isotopes Inc. shareholders	$(2.11)	$(0.63)

Schedule of Antidilutive Securities

The following table sets forth the potentially dilutive securities that have been excluded from the calculation of diluted net loss per share because to include them would be anti-dilutive:

	Year Ended December 31,
	2025	2024
Options to purchase common stock	808,000	2,731,000
Restricted stock	4,169,955	2,814,703
Warrants to purchase common stock	69,778	1,516,297
Total shares of common stock equivalents	5,047,733	7,062,000